Fees Summary	Nov. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 433,000
Previously Paid Amount	0.00
Total Fee Amount	37.67
Total Offset Amount	0.00
Net Fee	37.67
Narrative - Max Aggregate Offering Price	$ 433,000
Final Prospectus	true